Shareholder Report, Line Graph (Details) 191975_NEOS Nasdaq 100 High Income ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Dec. 31, 2024	Jan. 30, 2024	Dec. 31, 2025
NEOS Nasdaq-100® High Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name			NEOS Nasdaq-100® High Income ETF NAV
Accumulated Value	$ 11,938	$ 10,000	$ 14,166
NASDAQ Composite Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ 100® Total Return Index
Accumulated Value	12,444	10,000	$ 15,074
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ Composite Total Return Index
Accumulated Value	$ 12,034	$ 10,000	$ 14,564